LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 10,938	$ 12,938
Other current liabilities	3,317	3,531
Operating lease liabilities	8,298	9,333
Total operating lease liabilities	$ 11,615	$ 12,864